Derivative financial liabilities (Details 1) - Derivative Financial Liabilities [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Warrants Outstanding and Exercisable	5,729	0
Warrants Weighted Average Exercise Price	$ 9.69	$ 0
Warrants outstanding and exercisable, warrants issued	0	5,729
Warrants Weighted Average Exercise Price, warrants issued	$ 0	$ 9.69
Warrants Outstanding and Exercisable	5,729	5,729
Warrants Weighted Average Exercise Price	$ 9.69	$ 9.69